Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings

	2024 £’000	2023 £’000	2022 £’000
Current
Promissory note	430	–	–
Lease liabilities	179	169	161
Total	609	169	161
Non-current
Lease liabilities	118	295	463
Total	118	295	463